INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2020
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Taxes

The provision for income taxes consists of:

	2020	2019	2018
	(Dollars in Thousands)
Currently payable:
Federal	$667	$680	$877
State	231	261	186

	898	941	1,063
Deferred	(28)	(9)	(68)
Change in corporate tax rate	—	—	133

Total	$870	$932	$1,128

Schedule of Income Tax Amounts Recorded to Stockholders' Equity

In addition to income taxes applicable to income before taxes in the Consolidated Statement of Income, the following income tax amounts were recorded to stockholders’ equity during the years ended June 30:

	2020	2019	2018
	(Dollars in Thousands)
Net unrealized (gain) loss on securities available for sale	$146	$(26)	$(4)
Net non-credit gain on securities with OTTI	3	(3)	8

Net loss recorded to stockholders’ equity	$149	$(29)	$4

Schedule of Deferred Tax Assets and Liabilities

The following temporary differences gave rise to the net deferred tax assets at June 30:

	2020	2019
	(Dollars in Thousands)
Deferred tax assets:
Allowance for loan losses	$132	$118
Deferred compensation	93	77
Retirement Plan	170	143
Reserve for off-balance sheet commitments	11	7
OTTI other impairment	15	18
OTTI credit impairment	51	37
Net unrealized loss on securities available for sale	133	—
Other	90	115

Total gross deferred tax assets	695	515

Deferred tax liabilities:
Net unrealized gain on securities available for sale	—	22
Deferred origination fees, net	147	125

Total gross deferred tax liabilities	147	147

Net deferred tax assets	$548	$368

Schedule of Reconciliation of Income Taxes

The following is a reconciliation between the actual provision for income taxes and the amount of income taxes which would have been provided at federal statutory rates for the years ended June 30:

	2020		2019		2018
		% of		% of		% of
		Pretax		Pretax		Pretax
	Amount	Income	Amount	Income	Amount	Income

	(Dollars in Thousands)
Provision at statutory rate	$706	21.0%	$782	21.0%	$894	27.5%
Impact of change in Federal corporate tax rate	—	—	—	—	133	4.1
State income tax, net of federal tax benefit	183	5.4	206	5.5	146	4.5
Tax exempt income	—	—	(6)	(0.2)	(7)	(0.2)
Bank Owned Life Insurance	(25)	(0.7)	(26)	(0.7)	(34)	(1.0)
Other, net	6	0.2	(24)	(0.6)	(4)	(0.1)

Actual tax expense and effective rate	$870	25.9%	$932	25.0%	$1,128	34.8%